GENERAL (Narrative) (Details) $ in Thousands					1 Months Ended	12 Months Ended
	May 11, 2016 USD ($) shares	Feb. 18, 2016 USD ($)	May 11, 2015 USD ($) shares	Apr. 01, 2015 USD ($) item	May 16, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Accumulated deficit						$ 24,704	$ 19,483
Total shareholders' equity						1,860	6,149	$ 5,632	$ 7,161
Operating losses						5,684	4,705	1,541
Cash flows used in operating activities						726	(818)	$ 1,482
Cash and cash equivalents and short-term marketable securities						1,644
Marketable securities pledged as collateral						136
Ordinary shares issued | shares			227,271		648,475
Value of shares issued			$ 500		$ 700	700
Total net shareholder's contribution							$ 20
Private Placement [Member]
Business Acquisition [Line Items]
Ordinary shares issued | shares	648,475
Value of shares issued	$ 700
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Cash consideration paid at Closing Date				$ 3,000
Number of additional payments to be made | item				2
Additional payments to be made on each date				$ 500
Period from the closing date for additional payment, one				3 months
Period from the closing date for additional payment, two				6 months
Maximum earnout payment				$ 16,000
Period from the closing date for payment of earnout payments				5 years 6 months
Value of shares issued					$ 400	400
Aggregate payment for consideration		$ 2,600				1,400
Outstanding balance due						$ 1,200
Dividends payable				$ 1,000
Working outstanding capital				$ 600
Vexigo Ltd [Member] | Cash balance lower than $2,500 [Member]
Business Acquisition [Line Items]
Optimum cash balance amount		$ 2,500